Intangible assets (Details Textual) - ARS ($) $ in Millions	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018
Intangible assets (Textual)
Goodwill	$ 3,197
Principal amount	$ 58,886
Barter Agreement [Member]
Intangible assets (Textual)
Description of goodwill	The goodwill assigned to real estate in Israel amounts to NIS 113 (Ps. 1,352 at the exchange rate at the end of the financial year 2019), that assigned to telecommunications amounts to NIS 268 (Ps. 3,195 at the exchange rate at the end of the financial year 2019) and the one assigned to supermarkets amounted to NIS 192. The rest is goodwill that is allocated to the real estate segment of Argentina.
Costs [Member]
Intangible assets (Textual)
Amortization charge	$ 736	$ 776
General And Administrative Expenses [Member]
Intangible assets (Textual)
Amortization charge	880	1,585
Selling Expenses [Member]
Intangible assets (Textual)
Amortization charge	1,566	$ 1,578
NIS [Member]
Intangible assets (Textual)
Goodwill	268
Principal amount	$ 4,936